COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 415
Estimated contingent liabilities for letters of credit	$ 544	$ 549
Brazilian hydroelectric projects
Disclosure of finance lease and operating lease by lessee [line items]
Various agreements can be renewed and are extendable, maximum year	2091
Development Project Cost	$ 44
Development projects to be operational, Year	2018
Brookfield Renewable along with institutional investors
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 76	66
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	468	$ 483
2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	33
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	32
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	31
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	30
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	27
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 262